Land Use Rights - Schedule of Land Use Rights (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Land Use Rights [Abstract]
Land use rights, cost	$ 5,015,749	$ 4,824,826
Less: accumulated amortization	(642,591)	(512,477)
Land use rights, net	$ 4,373,158	$ 4,312,349